LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Disclosure of right-of-use assets
Right-of-use assets

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2021	7,353,957	144,767	7,498,724
Additions	56,006,523	568,498	56,575,021
Depreciation expense	(3,031,148)	(103,704)	(3,134,852)
Foreign currency translation adjustment	(31,909)	(4,622)	(36,531)
Balance at December 31, 2021	60,297,423	604,939	60,902,362

	Premises	Rolling stock	Total
	$	$	$
Balance at January 1, 2020	6,371,563	202,401	6,573,964
Additions	2,177,758	19,204	2,196,962
Depreciation expense	(1,366,378)	(77,826)	(1,444,204)
Foreign currency translation adjustment	171,014	988	172,002
Balance at December 31, 2020	7,353,957	144,767	7,498,724
Depreciation was recognized as follows in the consolidated statements of loss:

	2021	2020	2019
	$	$	$
Cost of sales	1,709,607	851,507	443,781
Administrative	315,724	133,525	166,971
Selling	1,109,521	459,172	42,459
Capitalized to property, plant and equipment	(528,839)	—	—
	2,606,013	1,444,204	653,211

Disclosure of lease liabilities
Lease liabilities

$
Balance at January 1, 2021	7,719,108
Additions	56,575,021
Lease payments	(2,093,371)
Foreign exchange gain	(42,772)
Foreign currency translation adjustment	51,331
Balance at December 31, 2021	62,209,317
Current portion	7,728,923
Non-current portion	54,480,394

Balance at January 1, 2020	6,669,787
Additions	2,196,962
Lease payments	(1,327,707)
Foreign currency translation adjustment	180,066
Balance at December 31, 2020	7,719,108
Current portion	1,814,635
Non-current portion	5,904,473

Disclosure of amounts recognised in administrative expenses
Amounts recognized in administrative expenses in the consolidated statement of loss are as follow:

	2021	2020	2019
	$	$	$
Expense relating to variable lease payments, short-term leases and low-value assets not included in lease liabilities	27,942	84,685	45,493